Expenses	12 Months Ended
Dec. 31, 2020
EXPENSES
Expenses	Expenses
(a)Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
OPERATING EXPENSES BY NATURE
Raw materials and consumables	131.1	126.6
Salaries and employee benefits(1)	117.0	112.5
Contractors	64.2	81.1
Repairs and maintenance	37.0	37.2
General and administrative	23.0	24.4
Leases	4.1	6.9
Royalties	8.5	6.2
Drilling and analytical	3.8	3.8
Other	13.3	6.1
Total production expenses	402.0	404.8
Less: Production expenses capitalized	(70.9)	(71.6)
Add (less): Change in inventories	8.8	38.7
Total operating expenses	339.9	371.9
1.The government of Canada has provided the Canada Emergency Wage Subsidy for eligible Canadian employers whose business has been affected by COVID-19. This wage subsidy is treated as government assistance and has resulted in a reduction to salaries and employee benefits of $11.6 million for the year ended December 31, 2020.

(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
FINANCE COSTS
Interest on senior unsecured notes	47.5	51.7
Interest on Credit Facility	1.2	0.1
Accretion	4.3	2.7
Loss on repayment of long-term debt (Note 11)	23.3	1.2
Other finance costs	6.6	7.5
Total finance costs	82.9	63.2
Less: amounts included in cost of qualifying assets	(3.7)	(0.6)
Total finance costs	79.2	62.6
FINANCE INCOME
Interest income	1.1	2.2
(c) Other (losses) and gains

	Year ended December 31
(in millions of U.S. dollars)	2020	2019
OTHER (LOSSES) AND GAINS
Underground shutdown costs(1)	—	(3.4)
Gain (loss) on foreign exchange	1.2	(3.7)
Loss on disposal of assets	(1.6)	(1.2)
Gain on revaluation of investments	17.4	—
Unrealized (loss) gain on revaluation of non-current derivative financial liabilities	(110.4)	20.1
Settlement and gain (loss) on revaluation of gold price option contracts	26.4	(21.7)
Settlement and loss on revaluation of copper price option contracts	—	(0.7)
Gain on foreign exchange derivative	9.0	1.5
Loss on sale of Blackwater (Note 10)	(30.2)	—
Revaluation of CSP's reclamation and closure cost obligation	3.4	0.6
New Afton free cash flow interest obligation transaction costs (Note 12)	(3.4)	—
Gain on receivable associated with Mesquite sale (2)	12.8	4.0
Other	(2.9)	(1.1)
Total other (losses) gains	(78.3)	(5.6)
1.In early 2019, the Company announced that it has deferred the Rainy River underground mine development plan. As a result, the Company has recognized demobilization and related costs within other (losses) and gains.
2.The Company recognized a gain on the collection of the outstanding working capital proceeds due from the sale of Mesquite and income tax refunds at Mesquite.